Inventories	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Inventories
Note 5. Inventories
Inventories consisted of the following:

	June 30, 2025	December 31, 2024
	(U.S. $ in thousands)
Finished goods	$83,589	$90,702
Work-in-process	7,856	7,491
Raw materials	73,140	81,616
	$164,585	$179,809